UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-3363

Exact name of registrant as specified in charter:	Delaware Group Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Limited-Term Government Fund

March 31, 2007

	Principal
	Amount	Value
Agency Asset-Backed Securities– 0.20%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$453,012	$450,593
Total Agency Asset-Backed Securities (cost $449,349)	450,593

Agency Collateralized Mortgage Obligations– 14.54%
•E.F. Hutton Trust III Series 1 A 6.096% 10/25/17	141,996	142,041
Fannie Mae
Series 1993-18 PK 6.50% 2/25/08	120,496	120,430
Series 1993-71 PL 6.50% 5/25/08	159,632	159,396
Series 1996-46 ZA 7.50% 11/25/26	456,559	473,040
Series 2001-50 BA 7.00% 10/25/41	452,355	466,042
Series 2003-122 AJ 4.50% 2/25/28	347,468	340,689
•Series 2006-M2 A2F 5.259% 5/25/20	1,315,000	1,302,771
Fannie Mae Grantor Trust
Series 2001-T8 A2 9.50% 7/25/41	1,242,702	1,338,919
Series 2001-T10 A1 7.00% 12/25/41	503,219	518,361
Series 2002-T1 A2 7.00% 11/25/31	294,638	303,850
Fannie Mae Whole Loan
Series 2002-W1 2A 7.50% 2/25/42	289,027	300,570
Series 2004-W9 2A1 6.50% 2/25/44	347,296	356,628
wFHLMC Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42	107,459	111,893
Series T-56 A3B 4.406% 8/25/39	510,590	508,212
Series T-58 2A 6.50% 9/25/43	1,911,683	1,958,882
•Series T-60 1A4C 5.395% 3/25/44	3,000,000	2,994,173
Freddie Mac
Series 1490 CA 6.50% 4/15/08	48,89748,738
Series 2480 EH 6.00% 11/15/31	56,47256,371
Series 2541 JB 5.00% 2/15/16	789,335	785,301
Series 2552 KB 4.25% 6/15/27	617,657	612,476
Series 2662 MA 4.50% 10/15/31	642,603	631,700
Series 2915 KP 5.00% 11/15/29	640,000	630,568
Series 3063 PC 5.00% 2/15/29	1,035,000	1,025,079
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	2,591,667	2,540,630
GNMA
Series 2002-28 B 5.779% 7/16/24	6,000,000	6,082,911
Series 2002-61 BA 4.648% 3/16/26	1,743,793	1,727,460
Series 2003-72 C 4.86% 2/16/30	2,500,000	2,487,455
Series 2003-78 B 5.11% 10/16/27	5,000,000	4,990,410
Total Agency Collateralized Mortgage Obligations (cost $33,254,774)	33,014,996

Agency Mortgage-Backed Securities– 38.63%
Fannie Mae
4.50% 9/1/13 to 3/1/14	2,292,318	2,253,531
5.50% 5/15/09 to 1/1/13	1,331,589	1,331,189
6.00% 9/1/12	1,382,495	1,402,810
6.215% 6/1/08	1,206,220	1,208,607
6.50% 8/1/17	376,178	384,589
7.00% 11/15/16	910,308	938,393
7.41% 4/1/10	4,749,434	4,999,114
9.00% 11/1/15	169,564	179,873
10.00% 10/1/30	174,799	194,721
10.50% 6/1/30	28,73532,441
16.00% 11/15/12	222,268	275,427

•Fannie Mae ARM
3.018% 6/1/34	809,650	810,061
3.747% 8/1/34	732,266	738,722
4.794% 11/1/35	3,227,720	3,222,163
4.984% 11/1/33	2,629,341	2,591,374
5.063% 8/1/35	790,511	779,827
5.085% 5/1/36	2,053,253	2,036,143
5.899% 4/1/36	4,345,502	4,393,920
6.167% 6/1/36	1,658,418	1,683,294
6.235% 7/1/36	1,776,018	1,800,225
6.312% 7/1/36	1,422,833	1,442,952
6.352% 8/1/36	823,474	834,910
6.37% 4/1/36	720,655	738,672
6.464% 12/1/33	702,127	712,239
Fannie Mae Balloon 7 yr
4.00% 8/1/10	1,629,209	1,584,590
5.00% 8/1/11	2,268,555	2,264,176
Fannie Mae FHAVA
7.25% 4/1/09	3,059	3,088
7.50% 3/1/25	40,496	41,876
8.50% 8/1/09	5,109	5,223
10.00% 1/1/19	66,122	73,983
11.00% 8/1/10 to 12/1/15	348,352	378,451
Fannie Mae GPM 11.00% 11/1/10	13,335	14,334
Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,026,931	968,155
Fannie Mae Relocation 30 yr 5.00% 9/1/33	724,016	706,458
Fannie Mae S.F. 15 yr
5.00% 7/1/19	536,138	529,538
7.50% 4/1/11	11,885	12,146
8.00% 10/1/09 to 10/1/16	1,076,713	1,115,080
8.50% 3/1/08	494	494
Fannie Mae S.F. 15 yr TBA
5.50% 4/1/20	2,000,000	2,005,000
6.00% 4/1/22	1,805,000	1,834,894
Fannie Mae S.F. 20 yr 6.50% 2/1/22	501,478	517,854
Fannie Mae S.F. 30 yr
5.50% 3/1/29 to 4/1/29	1,786,169	1,776,278
7.00% 8/1/32 to 9/1/32	460,360	479,732
7.50% 12/1/10 to 11/1/31	231,751	239,628
8.00% 9/1/11 to 5/1/24	557,683	586,378
8.50% 11/1/07 to 8/1/17	247,984	259,027
9.00% 8/1/22	477,208	514,022
9.25% 3/1/09 to 3/1/20	63,399	68,131
10.00% 2/1/25	891,502	986,496
11.00% 7/1/12 to 8/1/20	255,457	284,514
11.50% 11/1/16	78,476	87,172
12.50% 2/1/11	1,769	1,848
13.00% 7/1/15	10,154	10,555
Fannie Mae S.F. 30 yr TBA
5.50% 4/1/37	1,805,000	1,786,387
6.00% 4/1/37	705,000	710,068
6.50% 4/1/37	1,665,000	1,698,819
7.00% 4/1/37	90,000	92,841
Freddie Mac
6.00% 1/1/17	596,081	602,787
6.50% 6/17/14 to 3/1/16	2,092,286	2,128,927
9.00% 3/17/08	369	368
•Freddie Mac ARM
5.734% 4/1/34	288,900	294,883
5.807% 4/1/33	632,636	643,585
Freddie Mac Balloon 5 yr
4.00% 3/1/08 to 8/1/08	1,861,626	1,837,769
4.50% 1/1/10	154,651	153,182
Freddie Mac Balloon 7 yr
4.00% 4/1/10 to 5/1/10	1,514,460	1,481,647
4.50% 3/1/10 to 12/1/11	4,400,123	4,341,150
5.00% 6/1/11 to 11/1/11	636,183	635,443
6.00% 4/1/09	47,661	47,934
Freddie Mac FHAVA
8.00% 3/1/08	5,213	5,235
8.50% 1/1/09	4,419	4,476
9.50% 2/1/10	45,207	45,468
11.00% 2/1/14	7,229	7,798

Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18	3,937,903	3,666,036
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,520,322	2,466,203
6.50% 10/1/30	2,264	2,323
Freddie Mac S.F. 15 yr
6.00% 10/1/10	17,125	17,279
6.50% 6/1/11	31,831	32,397
7.50% 4/1/11	60,902	62,176
8.00% 7/1/16	201,044	211,275
Freddie Mac S.F. 30 yr
7.00% 11/1/33	937,815	974,220
8.00% 5/1/09 to 5/1/31	586,958	612,399
8.25% 3/1/09	5,470	5,469
8.50% 12/1/08 to 11/1/10	25,625	26,003
8.75% 5/1/10	43,258	44,466
9.00% 6/1/09 to 9/1/30	289,252	312,704
9.50% 6/1/16	3,419	3,500
9.75% 12/1/08	6,181	6,320
11.00% 11/1/19 to 5/1/20	38,751	43,380
11.50% 6/1/15 to 3/1/16	391,513	437,990
GNMA I GPM
11.00% 7/15/10	17,304	18,550
11.50% 4/15/10	12,319	13,316
12.25% 1/15/14	14,152	15,660
GNMA I Mobile Home 6.50% 9/15/10	16,179	16,445
GNMA I S.F. 15 yr
6.00% 2/15/09 to 6/15/09	119,162	119,640
7.50% 7/15/10 to 9/15/10	155,360	156,638
GNMA I S.F. 30 yr
6.00% 4/15/33	604,991	614,194
7.00% 5/15/28 to 12/15/34	6,894,993	7,260,695
7.50% 12/15/23 to 12/15/31	504,713	526,701
8.00% 6/15/30	18,248	19,364
9.00% 10/15/09 to 2/15/17	112,703	118,095
9.50% 6/15/16 to 8/15/17	24,710	26,812
11.00% 12/15/09 to 5/15/20	248,874	275,502
GNMA II GPM 9.75% 12/20/16 to 9/20/17	21,016	23,068
GNMA II S.F. 15 yr 7.50% 3/20/09	8,038	8,139
GNMA II S.F. 30 yr
9.50% 11/20/20 to 11/20/21	192,471	210,197
10.50% 6/20/20	2,426	2,714
11.00% 9/20/15 to 10/20/15	95,588	105,490
11.50% 12/20/17 to 10/20/18	68,927	78,023
12.00% 4/20/14 to 5/20/16	213,115	238,332
12.50% 10/20/13 to 1/20/14	72,304	80,235
Total Agency Mortgage-Backed Securities (cost $88,669,501)		87,705,035

Agency Obligations– 9.75%
Fannie Mae
4.75% 3/12/10	2,190,000	2,188,677
5.25% 12/3/07	5,685,000	5,687,564
6.625% 9/15/09	1,645,000	1,712,560
Federal Home Loan Bank 3.84% 11/25/09	1,533,617	1,490,965
Freddie Mac 4.125% 7/12/10	5,010,000	4,911,118
^Freddie Mac Principal Strip 3.57% 10/15/08	6,630,000	6,153,436
Total Agency Obligations (cost $22,057,759)		22,144,320

Commercial Mortgage-Backed Securities– 1.93%
•Bank of America Commercial Mortgage Securities Series 2006-3 A4 5.889% 7/10/44	885,000	917,482
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	230,000	233,447
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	365,894	367,624
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	690,000	699,584
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	720,000	726,876
•JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP7 AJ 6.066% 4/15/45	255,000	264,367
#Series 2006-RR1A A1 144A 5.609% 10/18/52	240,000	240,974
Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38	270,000	268,749
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	255,000	257,075
Series 2006-1 C 5.707% 2/15/36	390,000	393,437
Total Commercial Mortgage-Backed Securities (cost $4,326,586)		4,369,615

Corporate Bonds– 0.22%
Brokerage – 0.22%
Merrill Lynch 6.00% 2/17/09	500,000	507,680
Total Corporate Bonds (cost $526,250)		507,680

Municipal Bonds– 0.44%
Massachusetts State Special Obligation Revenue CPI Linked Loan Series A 3.77% 6/1/22 (FSA)	950,000	990,660
Total Municipal Bonds (cost $1,041,255)		990,660

Non-Agency Asset-Backed Securities– 9.49%
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	1,335,000	1,335,761
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	1,065,000	1,060,716
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 1A4 3.303% 11/25/29	328,939	324,815
CIT Equipment Collateral Series 2006-VT2 A3 5.07% 2/20/10	1,885,000	1,885,834
Countrywide Asset-Backed Certificates
•Series 2006-1 AF2 5.281% 7/25/36	260,000	258,784
•Series 2006-3 2A2 5.50% 6/25/36	1,750,000	1,750,890
•Series 2006-4 2A2 5.50% 7/25/36	1,855,000	1,855,981
Series 2006-S5 A3 5.762% 6/25/35	1,040,000	1,043,657
•Series 2006-S7 A3 5.712% 11/25/35	1,355,000	1,354,637
•Series 2006-S9 A3 5.728% 8/25/36	595,000	593,812
Series 2007-4 A2 5.53% 9/25/37	570,000	569,573
Credit Suisse First Boston Mortgage Securities Series 2005-AGE1 A2 4.64% 2/25/32	1,765,000	1,742,629
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	705,000	717,880
GMAC Mortgage Loan Trust Series 2003-HE2 A3 4.12% 10/25/26	92,564	92,105
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	594,474	579,990
Residential Funding Mortgage Securities II
Series 2003-HS2 AI3 3.17% 3/25/18	1,961,490	1,930,097
•Series 2006-HSA2 AI2 5.50% 3/25/36	1,600,000	1,596,418
#Sierra Receivables Funding 144A
Series 2003-1A A 3.09% 1/15/14	226,927	225,256
Series 2003-2A A1 3.03% 12/15/15	208,496	202,793
•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 5.37% 8/15/11	750,000	750,000
Structured Asset Securities
Series 2005-4XS 1A2B 4.67% 3/25/35	1,597,150	1,581,514
Series 2005-NC1 A2 3.92% 2/25/35	98,187	97,819
Total Non-Agency Asset-Backed Securities (cost $21,528,263)		21,550,961

Non-Agency Collateralized Mortgage Obligations– 9.39%
Bear Stearns Alternative A Trust
•Series 2006-3 33A1 6.171% 5/25/36	888,523	902,379
•Series 2006-3 34A1 6.161% 5/25/36	929,885	944,840
•Series 2006-4 23A5 6.233% 8/25/36	693,814	706,142
Bear Stearns Asset Backed Securities Trust Series 2005-AC8 A5 5.50% 11/25/35	688,793	686,312
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2 4.673% 8/25/34	264,104	261,225
Series 2006-2CB A3 5.50% 3/25/36	635,222	635,083
tŸCountrywide Home Loan Mortgage Pass Through Trust
Series 2004-12 1M 4.557% 8/25/34	676,273	674,433
Series 2006-HYB4 1A2 5.683% 6/20/36	613,863	619,042
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	273,439	279,848
Series 2004-1 3A1 7.00% 2/25/34	180,982	185,224
•GMAC Mortgage Loan Trust Series 2005-AR2 4A
5.189% 5/25/35	729,892	723,624
#GSMPS Mortgage Loan Trust 144A
Series 1998-2 A 7.75% 5/19/27	317,314	333,801
Series 1999-3 A 8.00% 8/19/29	799,216	845,424
Series 2005-RP1 1A4 8.50% 1/25/35	849,814	910,129
Series 2006-RR1 1A3 8.00% 1/25/36	1,879,212	1,973,912
•Indymac Index Mortgage Loan Trust Series 2006-AR2 1A1A 5.54% 4/25/46	956,723	957,887
•JPMorgan Mortgage Trust Series 2004-A5 4A2 4.835% 12/25/34	458,413	452,922
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	620,933	657,969
•Nomura Asset Acceptance Series 2006-AF1 1A2 6.159% 5/25/36	1,320,000	1,338,626
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	269,046	273,244
Series 2004-SL4 A3 6.50% 7/25/32	428,569	436,880

•Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 4A2 5.377% 12/25/35	101,092	100,411
Series 2006-5 5A4 5.572% 6/25/36	344,216	343,635
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	391,937	391,753
Series 2005-1 6A2 6.50% 3/25/35	77,560	78,505
Series 2006-5 2CB3 6.00% 7/25/36	780,751	789,865
•Series 2006-AR5 3A 5.923% 7/25/46	579,535	580,576
•Washington Mutual Series 2006-AR7 1A 5.963% 7/25/46	430,377	430,814
•Wells Fargo Mortgage Backed Securities Trust
Series 2004-EE 2A1 3.988% 12/25/34	1,290,431	1,265,227
Series 2006-AR4 2A1 5.78% 4/25/36	1,284,738	1,293,126
Series 2006-AR6 7A1 5.114% 3/25/36	1,253,824	1,240,219
Total Non-Agency Collateralized Mortgage Obligations (cost $21,300,915)		21,313,077

U.S. Treasury Obligations– 16.68%
¥U.S. Treasury Bond 12.00% 8/15/13	1,930,000	2,114,481
U.S. Treasury Inflation Index Bond 2.00% 1/15/26	1,259,379	1,197,297
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	1,292,537	1,280,318
2.375% 4/15/11 to 1/15/27	2,414,272	2,445,212
2.50% 7/15/16	551,210	565,787
3.00% 7/15/12	3,574,002	3,747,399
3.625% 1/15/08	375,840	381,698
4.25% 1/15/10	2,899,182	3,083,892
U.S. Treasury Notes
4.50% 3/31/09 to 3/31/12	12,550,000	12,534,089
4.625% 11/15/09 to 2/15/17	7,460,000	7,482,390
^U.S. Treasury Strip 4.19% 11/15/13	4,080,000	3,021,334
Total U.S. Treasury Obligations (cost $38,719,360)		37,853,897

Repurchase Agreements– 7.44%
With BNP Paribas 5.10% 4/2/07
(dated 3/30/07, to be repurchased at $6,914,938,
collateralized by $3,840,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $3,784,831,
$2,257,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $2,231,690 and $1,062,000 U.S. Treasury
Notes 3.50% due 8/15/09, market value $1,040,609)	6,912,000	6,912,000

With Cantor Fitzgerald 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $4,986,122,
collateralized by $4,078,000 U.S. Treasury Bills
due 6/28/07, market value $4,029,871 and $1,054,000
U.S. Treasury Notes 4.50% due 2/28/11, market value $1,057,915)	4,984,000	4,984,000

With UBS Warburg 5.11% 4/2/07
(dated 3/30/07, to be repurchased at $4,987,123,
collateralized by $5,100,000 U.S. Treasury Bills
due 4/19/07, market value $5,087,683)	4,985,000	4,985,000
Total Repurchase Agreements (cost $16,881,000)		16,881,000

Total Value of Securities – 108.71%
(cost $248,755,012)		246,781,834
Liabilities Net of Receivables and Other Assets (See Notes) – (8.71%)		(19,767,557)
Net Assets Applicable to 27,555,117 Shares Outstanding – 100.00%		$227,014,277

^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2007, the aggregate amount of Rule 144A securities equaled $8,815,516, which represented 3.88% of the Fund’s net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2007.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥Fully or partially pledged as collateral for futures contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CPI – Consumer Price Index
FHAVA – Federal Housing Administration & Veterans Administration
FHLMC – Federal Home Loan Mortgage Corporation
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GPM – Graduated Payment Mortgage
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following futures contracts and swap contracts were outstanding at March 31, 2007:

Futures Contracts[1]
					Unrealized
	Contracts	Notional Cost	Notional		Appreciation
	to Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)
(26)	U.S. Treasury 2 year notes	$ (2,657,852)	$ (2,663,578)	6/30/07	$(5,726)
363	U.S. Treasury 5 year notes	38,378,745	38,404,266	6/30/07	25,521
(104)	U.S. Treasury 10 year notes	(11,259,594)	(11,245,000)	6/30/07	14,594
(12)	U.S. Treasury long bond	(1,345,745)	(1,335,000)	6/30/07	10,745
					$45,134

Swap Contracts[2]

			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$7,410,000	5/1/07	Agreement with State Street to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 1 month BBA LIBOR adjusted by a spread of plus 0.05%.	$71,218

$5,750,000	1/8/09	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.071% and to pay the notional amount multiplied by the 3 month LIBOR.	3,729

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Limited-Term Government Funds – Delaware Limited-Term Government Fund (the “Fund”).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At March 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,864,980
Aggregate unrealized appreciation	886,606
Aggregate unrealized depreciation	(2,969,752)
Net unrealized depreciation	$ (2,083,146)

For federal income tax purposes, at December 31, 2006, capital loss carryforwards of $23,422,208 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $5,505,504 expires in 2007, $5,888,621 expires in 2008, $6,133,212 expires in 2012, $2,091,290 expires in 2013 and $3,803,581 expires in 2014.

3. Futures Contracts
The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts
The Fund may enter into interest rate swap contracts, total return swap contracts and credit default swap ("CDS") contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Total return swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. During the period ended March 31, 2007, the Fund did not enter into any CDS contracts. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

5. Credit and Market Risk
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At March 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

6. Subsequent Event
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: